Total Invested Assets and Related Net Investment Income - Changes in Asset Fair Value and Currency Change (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	$ 7,162	$ (4,376)
Fair value changes on investment properties	305	529
Foreign exchange gains (losses)	(349)	446
Realized gains (losses) on property and equipment	0	28
Fair value and foreign currency changes on assets and liabilities	7,118	(3,373)
Gain on sale of operating lease	28
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	(2)	8
Debt securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	5,686	(2,704)
Equity securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	629	(401)
Derivative assets
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	772	(1,295)
Other invested assets
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	$ 77	$ 16